Note 15 - Capital Management	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
15.	Capital management:

a) Overview:

The Bank’s policy is to maintain a strong capital base so as to retain investor, creditor and market confidence as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration, and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position.

OSFI sets and monitors capital requirements for the Bank. Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements and current and anticipated financial market conditions.

The goal is to maintain adequate regulatory capital for the Bank to be considered well capitalized, protect deposits and provide capacity to support organic growth as well as to capitalize on strategic opportunities that do not otherwise require accessing the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital), preferred shares (Additional Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has policies setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by OSFI and, therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach.

During the period ended April 30, 2024, there were no material changes in the Bank’s management of capital.

b)  Risk-based capital ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% Total capital ratio, all of which include a 2.50% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk- adjusted capital and risk-weighted assets including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off-balance sheet assets of the Bank are assigned a weighting ranging between 0% to 150% to determine the Bank’s risk- weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)
	April 30	October 31
	2024	2023

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$214,824	$214,824
Contributed surplus	2,717	2,513
Retained earnings	168,776	146,043
Accumulated other comprehensive income	139	131
CET1 before regulatory adjustments	386,456	363,511
Regulatory adjustments applied to CET1	(11,303)	(12,699)
Common Equity Tier 1 capital	$375,153	$350,812

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$388,800	$364,459

Tier 2 capital
Directly issued Tier 2 capital instruments	$103,095	$109,033
Tier 2 capital before regulatory adjustments	103,095	109,033
Eligible stage 1 and stage 2 allowance	2,402	2,513
Total Tier 2 capital	$105,497	$111,546
Total regulatory capital	$494,297	$476,005
Total risk-weighted assets	$3,224,822	$3,095,092
Capital ratios
CET1 capital ratio	11.63%	11.33%
Tier 1 capital ratio	12.06%	11.78%
Total capital ratio	15.33%	15.38%

As at April 30, 2024 and October 31, 2023, the Bank exceeded all of the minimum Basel III regulatory capital requirements prescribed by OSFI.

c)  Leverage ratio:

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

(thousands of Canadian dollars)
	April 30	October 31
	2024	2023

On-balance sheet assets	$4,388,320	$4,201,610
Assets amounts adjusted in determining the Basel III Tier 1 capital	(11,303)	(12,699)
Total on-balance sheet exposures	4,377,017	4,188,911

Total off-balance sheet exposure at gross notional amount	$510,509	$481,389
Adjustments for conversion to credit equivalent amount	(339,616)	(281,705)
Total off-balance sheet exposures	170,893	199,684

Tier 1 capital	388,800	364,459
Total exposures	4,547,910	4,388,595

Leverage ratio	8.55%	8.30%

As at April 30, 2024 and October 31, 2023, the Bank was in compliance with the leverage ratio prescribed by OSFI.